MET INVESTORS SERIES TRUST

                      MetLife Defensive Strategy Portfolio
                                (the "Portfolio")

        Supplement Dated November 1, 2006 To Prospectus Dated May 1, 2006

     Effective November 1, 2006, the following changes are made to the Portfolio's prospectus:

     I.   In  the  section   entitled   "Introduction,"   under  the  subheading
          "Understanding the Portfolio":

          1. The reference to "Federated High Yield Portfolio" is changed to "BlackRock High Yield Portfolio."

          2. The reference to "Janus Aggressive Growth Portfolio" is changed to "Legg Mason Aggressive Growth Portfolio."

     II.  In  the  section  entitled  "The  Portfolio,"  under  the  subheadings
          "Management--The Manager," all references to Jason Kezelman are deleted.